LONG-TERM DEBT - Term Loan (Details) - USD ($) $ in Millions	Dec. 14, 2023	Oct. 31, 2023	Oct. 31, 2022	Apr. 15, 2022
Line of Credit Facility [Line Items]
Long-Term Debt		$ 2,735	$ 2,733
Term Loan Maturing 2025
Line of Credit Facility [Line Items]
Maximum borrowing capacity				$ 600
Long-Term Debt		$ 600	$ 600
Long-Term Debt, Weighted Average Interest Rate, at Point in Time		6.22%	3.98%
Repayments of Debt	$ 120